Description of the Business (Tables)	12 Months Ended
Dec. 31, 2021
Description of the Business
Summary of proceeds raised and issuance costs incurred in relation to business comnination

Cash from reverse recapitalization	$16,167
890 reverse recapitalization costs	(13,795)
BuzzFeed reverse recapitalization costs	(14,609)
Accrued reverse recapitalization costs	585
Net proceeds from reverse recapitalization	$(11,652)

Proceeds from Notes	$150,000
Issuance costs	(6,757)
Issuance costs settled in stock	563
Proceeds from issuance of Notes, net of issuance costs	$143,806